Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Amount in Consolidated and Combined Balance Sheet Due or From Related Parties

The following is a summary of the amounts in the unaudited condensed consolidated and combined balance sheet due to or from RRD and LSC as of the three months ended March 31, 2017 and December 31, 2016:

	March 31, 2017	December 31, 2016
Receivable from RRD	$84.2	$96.0
Receivable from LSC	0.8	0.8

Due from related parties	85.0	96.8

Payable to RRD	$23.4	$27.1
Payable to LSC	4.4	2.5

Due to related parties	27.8	29.6

The following is a summary of the amounts in the consolidated and combined balance sheet due to or from RRD and LSC as of December 31, 2016:

December 31, 2016
Receivable from RRD	$96.0
Receivable from LSC	0.8

Due from related parties	96.8

Payable to RRD	$27.1
Payable to LSC	2.5

Due to related parties	29.6

Schedule of Allocation of Expenses Reflected in Consolidated and Combined Financial Statements

These allocations were reflected as follows in the unaudited condensed consolidated and combined financial statements:

Three Months Ended March 31, 2016
Costs of goods sold allocation	$10.3
Selling, general and administrative allocation	39.3
Depreciation and amortization	4.8

Total allocations from RRD	$54.4

These allocations were reflected as follows in the consolidated and combined financial statements:

	2016	2015	2014
Costs of goods sold allocation	$28.0	$38.5	$41.0
Selling, general and administrative allocation	129.4	168.3	158.6
Depreciation and amortization	15.2	21.4	18.4

Total allocations from RRD	$172.6	$228.2	$218.0